Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Aug. 29, 2025	Mar. 31, 2026	Mar. 31, 2025
Accounts Receivable, Allowance for Credit Loss		$ 400	$ 100
Interest Paid, Including Capitalized Interest, Operating and Investing Activities		3,900	3,000
Proceeds from Income Tax Refunds		$ 6,700	3,200
Unrecognized Tax Benefits, Ending Balance			$ 0
Customer Concentration Risk [Member] | Revenue, Product and Service Benchmark [Member] | O'Neal Steel [Member]
Concentration Risk, Percentage		15.00%	16.00%
Century Metals and Supplies [Member]
Notes Issued		$ 3,500
Liabilities Assumed		2,200
Business Combination, Consideration Transferred, Working Capital	$ 1,100	$ 1,100